Description of Business (Details)	0 Months Ended	12 Months Ended
	Feb. 11, 2015	Dec. 31, 2014	Dec. 31, 2013
DESCRIPTION OF BUSINESS [Abstract]
Date of incorporation		Aug. 07, 2007
Navios GP L.L.C. general partner interest in Navios Partners	2.00%	2.00%
Date of initial public offering		Nov. 16, 2007
Common units outstanding		77,359,163	71,034,163
General partner units outstanding		1,578,763	1,449,681
Ownership percentage of Navios Holdings	20.10%	20.00%